PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	$ 372,254	$ 298,106
Less: Accumulated depreciation	(122,905)	(66,258)
Construction in progress(i)	67,098	122,769
Property, equipment and software, net	316,447	354,617
Buildings and facilities
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	8,354
Machinery and R&D equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	30,010	26,551
Molds and tooling
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	140,689	84,367
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	43,980	50,935
Office and electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	28,412	32,325
Purchased software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	73,342	68,422
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	$ 47,467	$ 35,506